Unconsolidated Joint Ventures (Details 12) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Investment in and advances to unconsolidated joint ventures	$ 101,670	$ 103,616
Variable interest entity, not the primary beneficiary
Assets:
Investment in real estate, net	702,178	506,809
Other assets	92,271	61,243
Total assets	794,449	568,052
Liabilities:
Mortgage payable	394,481	281,496
Other liabilities	59,171	44,976
Total liabilities	453,652	326,472
Total equity	340,797	241,580
Total liabilities and equity	794,449	568,052
Investment in and advances to unconsolidated joint ventures	101,670	103,616
Variable interest entity, not the primary beneficiary | INP Retail LP
Assets:
Investment in real estate, net	318,326	86,435
Other assets	39,245	13,928
Total assets	357,571	100,363
Liabilities:
Mortgage payable	124,919	20,100
Other liabilities	21,326	9,085
Total liabilities	146,245	29,185
Total equity	211,326	71,178
Total liabilities and equity	357,571	100,363
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora LLC
Assets:
Investment in real estate, net	13,966	21,664
Other assets	275	316
Total assets	14,241	21,980
Liabilities:
Mortgage payable	17,469	17,469
Other liabilities	268	257
Total liabilities	17,737	17,726
Total equity	(3,496)	4,254
Total liabilities and equity	14,241	21,980
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora III
Assets:
Investment in real estate, net	12,502	21,307
Other assets	19	48
Total assets	12,521	21,355
Liabilities:
Mortgage payable	13,819	13,819
Other liabilities	106	101
Total liabilities	13,925	13,920
Total equity	(1,404)	7,435
Total liabilities and equity	$ 12,521	$ 21,355